Segment Disclosures Geographic Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from external customers:
Revenues from external customers	$ 7,637	$ 6,860	$ 7,486
Long-lived assets:
Long-lived assets	39,654	20,500	17,820
United States [Member]
Revenues from external customers:
Revenues from external customers	7,229	6,703	7,335
Long-lived assets:
Long-lived assets	38,290	19,260	16,940
Canada [Member]
Revenues from external customers:
Revenues from external customers	408	157	151
Long-lived assets:
Long-lived assets	$ 1,364	$ 1,240	$ 880